Prospectus Supplement dated November 16, 2007

The purpose of this supplement is to provide you with changes to the current Prospectus for Investor Class shares of the Fund listed below:

AIM S&P 500 Index Fund

The Board of Trustees of AIM Stock Funds (“ASTF”), unanimously approved, on October 30, 2007, an Agreement and Plan of Reorganization (“Agreement”) pursuant to which AIM S&P 500 Index Fund (“S&P 500 Index Fund”), a series of ASTF, would transfer all of its assets to AIM Structured Core Fund (“Structured Core Fund”), a series of AIM Counselor Series Trust. The Agreement requires approval by S&P 500 Index Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 29, 2008. If the Agreement is approved by shareholders of S&P 500 Index Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

The Combined Proxy Statement and Prospectus that will be sent to shareholders of the S&P 500 Index Fund to seek their approval of the reorganization will include a full discussion of the factors the Board of Trustees of ASTF considered in approving the Agreement.

Upon closing of the transaction, shareholders of S&P 500 Index Fund will receive a corresponding class of shares of Structured Core Fund in exchange for their shares of S&P 500 Index Fund, and S&P 500 Index Fund will cease operations.

It is anticipated that S&P 500 Index Fund will close to new investors during the first quarter of 2008.

I-SPI-SUP-1 111607

Prospectus Supplement dated November 16, 2007

The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of the Fund listed below:

AIM S&P 500 Index Fund

The Board of Trustees of AIM Stock Funds (“ASTF”), unanimously approved, on October 30, 2007, an Agreement and Plan of Reorganization (“Agreement”) pursuant to which AIM S&P 500 Index Fund (“S&P 500 Index Fund”), a series of ASTF, would transfer all of its assets to AIM Structured Core Fund (“Structured Core Fund”), a series of AIM Counselor Series Trust. The Agreement requires approval by S&P 500 Index Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about February 29, 2008. If the Agreement is approved by shareholders of S&P 500 Index Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

The Combined Proxy Statement and Prospectus that will be sent to shareholders of the S&P 500 Index Fund to seek their approval of the reorganization will include a full discussion of the factors the Board of Trustees of ASTF considered in approving the Agreement.

Upon closing of the transaction, shareholders of S&P 500 Index Fund will receive a corresponding class of shares of Structured Core Fund in exchange for their shares of S&P 500 Index Fund, and S&P 500 Index Fund will cease operations.

It is anticipated that S&P 500 Index Fund will close to new investors during the first quarter of 2008.

I-STO-SUP-2 111607